Notes Payable (Details)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 28, 2023 CNY (¥)	Dec. 28, 2023 USD ($)
Notes Payable [Line Items]
Interest rate percentage	3.00%	3.00%	3.00%	3.00%
Notes Payable	¥ 6,211
MMTEC, Inc [Member]
Notes Payable [Line Items]
Cash equivalent	1,104,706	$ 153,000	¥ 1,104,706	$ 153,000
Notes Payable	1,293,443
Burgeon Capital, Inc [Member]
Notes Payable [Line Items]
Cash equivalent	¥ 194,948	$ 27,000	¥ 194,948	$ 27,000
Alpha Mind Technology Limited [Member]
Notes Payable [Line Items]
Acquisition of issued and outstanding shares	100.00%	100.00%	100.00%	100.00%